Summary of Significant Accounting Policies and Going Concern (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies and Going Concern [Abstract]
Net loss	$ (25,149)	$ (17,568)	$ (19,108)
Cash and cash equivalents		8,844
Short-term bank deposits	265	15,912
Cash and cash equivalents, short term deposits	265	24,756
Notional amount			5,264
Liability, net			56
Impairment costs		1,426
Restricted cash			$ 352
Right of use assets and the related lease liability		$ 785
Description of segment reporting	Segment Reporting, in determining reportable segments for its financial statement disclosure. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer (“CEO”). The Company has determined that it operates as a single operating segment and has one reportable segment
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Number of Reportable Segments	1